Document and Entity Information	Aug. 11, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 11, 2023
Entity Registrant Name	JAGUAR GLOBAL GROWTH CORPORATION I
Entity Incorporation, State or Country Code	E9
Entity File Number	001-41284
Entity Tax Identification Number	98-1593783
Entity Address, Address Line One	601 Brickell Key Drive
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	646
Local Phone Number	663-4945
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001857518
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	JGGCW
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	JGGC
Security Exchange Name	NASDAQ
Rights entitling the holder thereof to receive one-twelfth (1/12) of one Class A ordinary share of JGGC [Member]
Document Information [Line Items]
Title of 12(b) Security	Rights entitling the holder thereof to receive one-twelfth (1/12) of one Class A ordinary share of JGGC
Trading Symbol	JGGCR
Security Exchange Name	NASDAQ
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, one right and one-half of one redeemable warrant
Trading Symbol	JGGCU
Security Exchange Name	NASDAQ